Intangible asset (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Intangible Asset
At January 1, and December 31, 2017
Additions	9
At December 31, 2018	9
Accumulated amortization
At January 1, and December 31, 2017 and 2018
At December 31, 2017
At December 31, 2018	¥ 9